UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

      November 30, 2004

Vanguard Materials Index Fund	Shares	Market Value (000)

COMMON STOCKS (99.9%)

Agriculture Fish & Ranch (2.8%)
Monsanto Co.	14,473	$ 666

Aluminum (6.8%)
Alcoa Inc.	47,169	1,603
* Century Aluminum Co.	1,304	33

		1,636

Building--Cement (0.7%)
Lafarge North America Inc.	1,723	86
Eagle Materials, Inc.	541	42
Eagle Materials, Inc. B Shares	501	38

		166

Building Materials (2.4%)
Vulcan Materials Co.	5,294	274
Martin Marietta Materials, Inc.	2,702	136
Florida Rock Industries, Inc.	1,800	101
Texas Industries, Inc.	1,176	71

		582

Chemicals (38.2%)
Dow Chemical Co.	51,028	2,575
E.I. du Pont de Nemours & Co.	54,185	2,456
Praxair, Inc.	17,568	789
Air Products & Chemicals, Inc.	12,324	706
Ecolab, Inc.	10,476	367
Rohm & Haas Co.	7,860	347
Eastman Chemical Co.	4,154	226
Sigma-Aldrich Corp.	3,620	216
Lyondell Chemical Co.	6,797	191
Lubrizol Corp.	3,654	126
Cabot Corp.	3,262	123
* Millennium Chemicals, Inc.	4,411	117
Cytec Industries, Inc.	2,094	102
Airgas, Inc.	3,737	99
Georgia Gulf Corp.	1,658	95
* FMC Corp.	1,803	89
* Hercules, Inc.	5,204	78
Albemarle Corp.	1,908	76
Great Lakes Chemical Corp.	2,584	76
Crompton Corp.	6,085	68
MacDermid, Inc.	1,584	58
* OM Group, Inc.	1,551	48
* PolyOne Corp.	4,689	43
* W.R. Grace & Co.	3,013	41
A. Schulman Inc.	1,705	37
Arch Chemicals, Inc.	1,145	33
Cambrex Corp.	1,315	33
Calgon Carbon Corp.	1,993	19
Quaker Chemical Corp.	485	12
NL Industries, Inc.	433	10
Stepan Co.	253	6

		9,262

Coal (3.2%)
Peabody Energy Corp.	3,509	291
CONSOL Energy, Inc.	4,840	207
Massey Energy Co.	4,153	146
Arch Coal, Inc.	3,259	125

		769

Consumer Products (0.7%)
International Flavors & Fragrances, Inc.	4,416	179

Container & Package--Metal Glass (1.7%)
* Owens-Illinois, Inc.	6,050	127
* Crown Holdings, Inc.	8,934	114
AptarGroup Inc.	1,930	101
Silgan Holdings, Inc.	633	34
Greif Inc. Class A	639	31

		407

Container & Package--Paper Plastics (5.3%)
Smurfit-Stone Container Corp.	13,846	249
* Sealed Air Corp.	4,547	234
* Pactiv Corp.	8,093	201
Temple-Inland Inc.	2,665	159
Bemis Co., Inc.	5,628	157
Sonoco Products Co.	5,050	144
Packaging Corp. of America	3,523	81
* Graphic Packaging Corp.	4,910	40
Myers Industries, Inc.	1,252	14

		1,279

Copper (3.6%)
Phelps Dodge Corp.	5,149	500
Freeport-McMoRan Copper & Gold, Inc. Class B	9,418	369

		869

Diversified Manufacturing (2.2%)
Ball Corp.	5,781	259
Engelhard Corp.	6,701	200
Olin Corp.	3,784	86

		545

Fertilizers (0.9%)
* The Mosaic Co.	7,302	127
* Scotts Co.	1,218	83
* Terra Industries, Inc.	1,674	14

		224

Foods (0.2%)
Sensient Technologies Corp.	2,396	55

Forest Products (6.6%)
Weyerhaeuser Co.	12,876	850
Georgia Pacific Group	12,433	455
Louisiana-Pacific Corp.	5,643	138
Potlatch Corp.	1,566	79
Longview Fibre Co.	2,509	44
Deltic Timber Corp.	509	23
Pope & Talbot, Inc.	801	13

		1,602

Gold (5.0%)
Newmont Mining Corp. (Holding Co.)	24,062	1,139
* Coeur d'Alene Mines Corp.	13,233	61
Royal Gold, Inc.	755	13

		1,213

Metal Fabricating (0.6%)
Commercial Metals Co.	1,425	65
Quanex Corp.	921	54
* RTI International Metals, Inc.	1,167	25

		144

Metals & Minerals & Commodities (0.2%)
* Symyx Technologies, Inc.	1,698	54

Metals & Minerals Miscellaneous (1.4%)
Minerals Technologies, Inc.	1,130	75
Cleveland-Cliffs Inc.	530	51
* GrafTech International Ltd.	5,278	50
* Hecla Mining Co.	6,614	45
* Apex Silver Mines Ltd.	2,272	44
Compass Minerals International	1,612	36
* Stillwater Mining Co.	2,164	26
AMCOL International Corp.	1,051	21

		348

Miscellaneous Materials & Processing (0.2%)
USEC Inc.	4,500	47

Paints & Coating (4.0%)
PPG Industries, Inc.	9,378	633
Valspar Corp.	2,689	130
RPM International, Inc.	6,408	118
Ferro Corp.	2,285	52
H.B. Fuller Co.	1,650	47

		980

Paper (7.1%)
International Paper Co.	25,011	1,038
MeadWestvaco Corp.	11,045	372
Bowater Inc.	2,931	119
Wausau-Mosinee Paper Corp.	2,537	46
Neenah Paper Inc.	1,000	35
Glatfelter	2,119	30
* Caraustar Industries, Inc.	1,527	25
Chesapeake Corp. of Virginia	886	24
Rock-Tenn Co.	1,381	22
* Buckeye Technology, Inc.	1,690	21

		1,732

Plastics (0.2%)
Spartech Corp.	1,799	50

Pollution Control & Environmental Services (0.2
* Headwaters Inc.	1,880	60

Steel (5.5%)
Nucor Corp.	8,587	454
United States Steel Corp.	6,181	324
Allegheny Technologies Inc.	4,433	98
Steel Dynamics, Inc.	2,336	95
Worthington Industries, Inc.	3,890	84
* AK Steel Corp.	5,548	72
Carpenter Technology Corp.	1,131	66
* International Steel Group, Inc.	1,074	43
Schnitzer Steel Industries, Inc. Class A	1,020	38
Gibraltar Industries Inc.	1,172	28
* Oregon Steel Mills, Inc.	1,072	19

		1,321

Synthetic Fibers (0.1%)
Wellman, Inc.	1,630	17

Tobacco (0.1%)
Schweitzer-Mauduit International, Inc.	855	30

TOTAL INVESTMENTS
(Cost $21,081)		24,237

OTHER ASSETS AND LIABILITIES-NET (0.1%)		15

NET ASSETS (100%)		$ 24,252

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $21,081,000. Net unrealized appreciation of investment securities for tax purposes was $3,156,000, consisting of unrealized gains of $3,357,000 on securities that had risen in value since their purchase and $201,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.